Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity File Number	333-208814
Entity Registrant Name	COMMUNITY REDEVELOPMENT INC.
Entity Central Index Key	0001084551
Entity Tax Identification Number	85-2629422
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	2650 Biscayne Blvd, 2nd Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(800)
Local Phone Number	210-9438
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false